INCOME TAXES - Income tax paid - (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax paid
Income tax paid	$ 5.7	$ 3.0
Withholding taxes
Income tax paid
Income tax paid	$ 0.1	$ 0.4